EARNINGS PER SHARE (Restated) (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Components of earnings per share, basic and diluted
The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	2015	2014	2013
	Restated	Restated	Restated
Net (loss) income attributable to Golar LNG Ltd stockholders - basic and diluted	(171,146)	(48,017)	109,555

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	2015	2014	2013
Basic earnings per share:
Weighted average number of common shares outstanding	93,357	87,013	80,530

Diluted earnings per share:
Weighted average number of common shares outstanding	93,357	87,013	80,530
Effect of dilutive share options	—	—	381
Effect of dilutive convertible bonds	—	—	4,545
Common stock and common stock equivalents	93,357	87,013	85,456

(Loss) earnings per share are as follows:

	2015	2014	2013
	Restated	Restated	Restated
Basic	$(1.83)	$(0.55)	$1.36
Diluted	$(1.83)	$(0.55)	$1.28